FORM D

1407413

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6) AND/OR UNIFORM LIMITED OFFERING EXEMPTION

OMB APPROVAL	
OMB NUMBER:	3235-0076
Expires:	April 30, 2008
Estimated average burden hours per response	16.00

SEC USE ONLY	
Prefix	Serial
Date Received	

SEC MAIL PROCESSING SECTION
RECEIVED
JUL 1 ? 2007
WASH. DC
209

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
Common Stock Financing

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE
Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ Check if this is an amendment and name has changed, and indicate change.)
eInstruction Acquisition Corp.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
c/o Leeds Equity Partners 350 Park Avenue, 23rd Floor, New York, NY 10022	**(212) 835-2000**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

07071831

Brief Description of Business
Developing novel assays for life science research. The principal line of merchandise and service includes instrumentation, reagents, and software for life science research.

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	0 6	0 7	☒ Actual	☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) D E

PROCESSED
JUL 2 4 2007
THOMSON FINANCIAL

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:
This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those state that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Leeds Equity Partners IV, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Leeds Equity Partners, 350 Park Avenue, 23rd Floor, New York, NY 10022

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
GE Capital Equity Investments, Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
201 Merritt 7, 1st Floor, P.O. Box 5201, Norwalk, CT 06851

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Harbourvest Partners VIII-Venture Fund L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Harbourvest Partners, LLC, One Financial Center, 44th Floor, Boston, MA 02111

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Newell Rubbermaid Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)
10B Glenlake Parkway, Atlanta, GA 30328

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
MHTEInstruction II, L.P.

Business or Residence Address (Number and Street, City, State, Zip Code)
200 Crescent Ct., Suite 1300, Dallas, TX 75201

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Kohlberg Capital Corporation

Business or Residence Address (Number and Street, City, State, Zip Code)
295 Madison Avenue, New York, NY 10017

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
AINVST, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
96 Cambridge Pt. Road, Stamford, CT 06902

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Quinten Road Fund LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Quinten Road Fund, LLC, 500 West Monroe, 18th Floor, Chicago, IL 60661

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☒ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Darrell Ward

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o eInstruction Corporation, 308 N. Carroll Blvd., Denton, TX 76201

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☒ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ronald Davies

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o eInstruction Corporation, 308 N. Carroll Blvd., Denton, TX 76201

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☒ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Carter Harned

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Leeds Equity Partners, 350 Park Avenue, 23rd Floor, New York, NY 10022

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Timothy Torno

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o eInstruction Corporation, 308 N. Carroll Blvd., Denton, TX 76201

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Darren Ward

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o eInstruction Corporation, 308 N. Carroll Blvd., Denton, TX 76201

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Timothy Loomis

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Leeds Equity Partners, 350 Park Avenue, 23rd Floor, New York, NY 10022

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Robert Bernstein

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Leeds Equity Partners, 350 Park Avenue, 23rd Floor, New York, NY 10022

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

	Yes	No
1. Has the issuer sold, or does the issuer intend to sell, to non accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $N/A*

* Subject to the discretion of the Issuer

	Yes	No
3. Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

N/A

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0	$ 0
Equity	$ 81,755,000	$ 81,755,000
☐ Preferred ☒ Common		
Convertible Securities (including warrants)	$ 0	$ 0
Partnership Interests	$ 0	$ 0
Other (Specify ______)	$ 0	$ 0
Total	$	$

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	8	$ 81,755,000
Non-accredited Investors		$
Total (for filings under Rule 504 only)	N/A	$ N/A

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505	N/A	$ N/A
Regulation A	N/A	$ N/A
Rule 504	N/A	$ N/A
Total	N/A	$ N/A

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ N/A
Printing and Engraving Costs	☐	$ N/A
Legal Fees	☒	$ 462,421.85
Accounting Fees	☐	$ N/A
Engineering Fees	☐	$ N/A
Sales Commissions (specify finders' fees separately)	☐	$ N/A
Other Expenses (identify) securities filings	☐	$ 1,750.00
Total	☐	$ 464,171.85

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C - Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." $81,290,828.15

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $ N/A	☐ $ N/A
Purchase of real estate	☐ $ N/A	☐ $ N/A
Purchase, rental or leasing and installation of machinery and equipment	☐ $ N/A	☐ $ N/A
Construction or leasing of plant buildings and facilities	☐ $ N/A	☐ $ N/A
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $ N/A	☒ $81,290,828.15
Repayment of indebtedness	☐ $	☐ $
Working Capital	☐ $ N/A	☐ $
Other (specify):	☐ $ N/A	☐ $ N/A
	☐ $ N/A	☐ $ N/A
Column Totals	☒ $	☒ $81,290,828.15

Total Payments Listed (Column totals added) .... ☒ $81,290,828.15

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
eInstruction Acquisition Corp.	[signature]	July 16, 2007
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Carter Harned	Executive VP	

ATTENTION

Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? ......N/A........ Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law. N/A

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees. N/A

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied. N/A

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
eInstruction Acquisition Corp.		July ___, 2007

Name of Signer (Print or Type)	Title of Signer (Print or Type)
Carter Harned	Executive VP

Note: Items 1, 2, 3, and 4 are not applicable pursuant to the National Securities Markets Improvement Act of 1996.

Instruction
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	Yes	No	Common Stock	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA									
CO									
CT		X	$14,000,000 (GE Capital, AINVST)	2	$14,000,000			N/A	
DE									
DC									
FL									
GA		X	$5,000,000 (Newell Rubbermaid)	1	$5,000,000			N/A	
HI									
ID									
IL		X	$1,000,000 (Quinten Road)	1	$1,000,000			N/A	
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA		X	$5,000,000 (Harbourvest)	1	$5,000,000			N/A	
MI									
MN									
MS									

1	2		3	4				5	
	Intend to sell to non-accredited investors in State (Part B-Item 1)		Type of security and aggregate offering price offered in state (Part C Item 1)	Type of investor and amount purchased in State (Part C-Item 2)				Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1)	
State	**Yes**	**No**	Series A Convertible Preferred Stock	**Number of Accredited Investors**	**Amount**	**Number of Non-Accredited Investors**	**Amount**	**Yes**	**No**
MO									
MT									
NE									
NV									
NH									
NJ									
NM									
NY		X	$51,755,000	2 (Leeds, Kohlberg)	$51,755,000			N/A	
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX		X	$5,000,000	1 (MHTeInstr uction)	$5,000,000			N/A	
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

FORM U-2A- -UNIFORM CORPORATE RESOLUTION

UNIFORM FORM OF CORPORATE RESOLUTION OF

eInstruction Acquisition Corp.

RESOLVED, That it is desirable and in the best interests of the Company that its securities be qualified or registered for sale in various states and jurisdictions; that the Authorized Officers are hereby authorized to determine the states and jurisdictions in which appropriate action shall be taken to qualify or register for sale all or such part of the securities of this Company as said Authorized Officers may deem advisable; that said Authorized Officers are hereby authorized to perform on behalf of this Company any and all such acts as they may deem necessary or advisable in order to comply with the applicable laws of the any such states and jurisdictions, and in connection therewith to execute and file all requisite papers and documents, including, but not limited to, applications, reports, surety bonds, irrevocable consents and appointments of attorneys for service of process; and the execution by such Authorized Officers of any such paper or document or the doing by them of any act in connection with the foregoing matters shall conclusively establish their authority therefore from this Company and the approval and ratification by this Company of the papers and documents so executed and the action so taken.

CERTIFICATE

The undersigned hereby certifies that he is the Executive VP of eInstruction Acquisition Corp., a corporation organized and existing under the laws of Delaware, that the foregoing is a true and correct copy of a resolution duly adopted by unanimous written consent of the Board of Directors of said corporation on the 2nd day of July, 2007; that the passage of said resolution was in all respects legal; and that said resolution is in full force and effect.

Dated this ___ day of July, 2007.

Name: Carter Harned
Title: Executive VP

[CORPORATE SEAL}

END

Signature Page to Form U-2A

LIBC/3065795.1